Snap Acquisition - Additional Information (Detail) $ in Thousands, $ in Millions			12 Months Ended
	Apr. 30, 2015 USD ($)	Apr. 30, 2015 NZD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Business Acquisition [Line Items]
Business acquisition, cash paid			$ 7,624
Goodwill	$ 10,028		9,195	$ 9,539	$ 9,294
Snap Acquisition
Business Acquisition [Line Items]
Business acquisition, percentage acquired	100.00%
Business acquisition, purchase price	$ 21,456	$ 28.4
Business acquisition, cash paid	7,624	$ 9.9
Goodwill	10,028
Depreciation and amortization			4,400
Company and Noncontrolling Interests Holders | Snap Acquisition
Business Acquisition [Line Items]
Business acquisition, cash paid for purchase price, closing, integration and other costs	$ 10,000
General and administrative | Snap Acquisition
Business Acquisition [Line Items]
Professional fees incurred related to acquisition			$ 1,000
New Zealand, Dollars
Business Acquisition [Line Items]
Business acquisition, exchange rate	1.33